Note 6 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Automotive equipment	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$	$
Cost
December 31, 2017	110,040	154,093	247,199	189,563	51,760	245,647	265,997	1,264,299
Additions	-	4,126	1,697	7,204	-	-	789,777	802,804
Transfer from deposit on mill equipment	-	-	-	-	-	-	12,618,109	12,618,109
December 31, 2018	110,040	158,219	248,896	196,767	51,760	245,647	13,673,883	14,685,212

Accumulated depreciation
December 31, 2017	110,040	134,484	213,702	164,211	49,366	220,204	-	892,007
Depreciation	-	4,444	10,176	8,089	479	5,089	-	28,277
December 31, 2018	110,040	138,928	223,878	172,300	49,845	225,293	-	920,284

Carrying amounts
December 31, 2017	-	19,609	33,497	25,352	2,394	25,443	265,997	372,292
December 31, 2018	-	19,291	25,018	24,467	1,915	20,354	13,673,883	13,764,928
	Automotive equipment	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$	$
Cost
December 31, 2016	146,569	135,064	231,451	185,263	51,760	245,647	-	995,754
Additions	-	19,029	15,748	4,300	-	-	265,997	305,074
Disposals	(36,529)	-	-	-	-	-	-	(36,529)
December 31, 2017	110,040	154,093	247,199	189,563	51,760	245,647	265,997	1,264,299

Accumulated depreciation
December 31, 2016	144,559	131,569	204,742	155,024	48,766	213,842	-	898,502
Disposals	(34,769)	-	-	-	-	-	-	(34,769)
Depreciation	250	2,915	8,960	9,187	600	6,362	-	28,274
December 31, 2017	110,040	134,484	213,702	164,211	49,366	220,204	-	892,007

Carrying amounts
December 31, 2016	2,010	3,495	26,709	30,239	2,994	31,805	-	97,252
December 31, 2017	-	19,609	33,497	25,352	2,394	25,443	265,997	372,292